Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Equity Transactions
Schedule of preference units repurchased and cancelled as well as the amounts paid including commissions under the Partnership's preference unit repurchase programme

		Amount paid including
Series	Number of units	commissions
Partnership’s Series B Preference Units	464,429	11,580
Partnership’s Series C Preference Units	269,549	6,808
Total for the year ended December 31, 2021	733,978	$18,388
Partnership’s Series A Preference Units	665,016	16,420
Partnership’s Series B Preference Units	639,189	16,080
Partnership’s Series C Preference Units	669,406	16,744
Total for the year ended December 31, 2022	1,973,611	$49,244

Schedule of allocation of GasLog Partners' (loss)/profit

Allocation of GasLog Partners’ (loss)/profit	2021	2022	2023
Partnership’s (loss)/profit attributable to:
Common unitholders	(23,486)	90,630	106,716
General partner	(482)	1,898	4,526
Preference unitholders	29,694	26,458	27,467
Total	5,726	118,986	138,709
Partnership’s (loss)/profit allocated to GasLog	(7,127)	29,189	71,251
Partnership’s profit allocated to non-controlling interests	12,853	89,797	67,458
Total	5,726	118,986	138,709